Retirement benefits - Disclosure of analysis of scheme assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value of plan assets [line items]
Assets re-classification from unquoted to quoted		£ 0
Assets re-classification from quoted to unquoted		0
Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Fair value of scheme assets	£ 21,558	£ 22,623
% of total fair value of scheme assets	100.00%	100.00%
Bonds - fixed government | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Debt instruments	£ 1,930	£ 1,546
% of total fair value of scheme assets	9.00%	6.80%
Bonds - index-linked government | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Debt instruments	£ 7,765	£ 8,234
% of total fair value of scheme assets	36.00%	36.40%
Bonds - corporate and other | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Debt instruments	£ 6,405	£ 6,321
% of total fair value of scheme assets	29.70%	27.90%
Equities | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Equities	£ 128	£ 121
% of total fair value of scheme assets	0.60%	0.50%
Private equities | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Equities	£ 1,859	£ 2,134
% of total fair value of scheme assets	8.60%	9.40%
Property | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Property	£ 1,414	£ 1,257
% of total fair value of scheme assets	6.60%	5.60%
Infrastructure | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Infrastructure	£ 414	£ 1,388
% of total fair value of scheme assets	1.90%	6.10%
Reclassification of loan asset	£ 740
Hedge funds | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Hedge funds	£ 1,648	£ 1,399
% of total fair value of scheme assets	7.60%	6.20%
Derivative financial instruments | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Derivatives	£ (1,477)	£ (1,806)
% of total fair value of scheme assets	(6.90%)	(8.00%)
Longevity reinsurance contracts | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Longevity reinsurance contracts	£ (103)	£ (117)
% of total fair value of scheme assets	(0.50%)	(0.50%)
Cash and liquid assets | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	£ 1,462	£ 2,075
% of total fair value of scheme assets	6.80%	9.20%
Mixed investment funds | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Mixed investment funds	£ 0	£ 8
% of total fair value of scheme assets	0.00%	0.00%
Other | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Other	£ 113	£ 63
% of total fair value of scheme assets	0.60%	0.40%
Cash And Cash Equivalents1 | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Assets re-classification from unquoted to quoted	£ 3,000
Quoted | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Fair value of scheme assets	13,838	£ 15,087
Quoted | Bonds - fixed government | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Debt instruments	1,926	1,546
Quoted | Bonds - index-linked government | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Debt instruments	7,765	8,234
Quoted | Bonds - corporate and other | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Debt instruments	1,676	5,604
Assets re-classification from quoted to unquoted	4,000
Quoted | Equities | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Equities	128	121
Quoted | Private equities | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Equities	0	0
Quoted | Property | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Property	22	19
Quoted | Infrastructure | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Infrastructure	0	0
Quoted | Hedge funds | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Hedge funds	13	9
Quoted | Derivative financial instruments | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Derivatives	1	(7)
Quoted | Longevity reinsurance contracts | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Longevity reinsurance contracts	0	0
Quoted | Cash and liquid assets | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	2,292	(454)
Quoted | Cash | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	186	484
Quoted | Pooled cash funds | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	2,102	2,529
Quoted | Repurchase agreements | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	(830)	(948)
Quoted | Mixed investment funds | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Mixed investment funds	0	8
Quoted | Other | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Other	15	7
Unquoted | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Fair value of scheme assets	7,720	7,536
Unquoted | Bonds - fixed government | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Debt instruments	4	0
Unquoted | Bonds - index-linked government | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Debt instruments	0	0
Unquoted | Bonds - corporate and other | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Debt instruments	4,729	717
Unquoted | Equities | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Equities	0	0
Unquoted | Private equities | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Equities	1,859	2,134
Unquoted | Property | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Property	1,392	1,238
Unquoted | Infrastructure | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Infrastructure	414	1,388
Unquoted | Hedge funds | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Hedge funds	1,635	1,390
Unquoted | Derivative financial instruments | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Derivatives	(1,478)	(1,799)
Unquoted | Longevity reinsurance contracts | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Longevity reinsurance contracts	(103)	(117)
Unquoted | Cash and liquid assets | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	(830)	2,529
Unquoted | Mixed investment funds | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Mixed investment funds	0	0
Unquoted | Other | Fair value of plan assets
Disclosure of fair value of plan assets [line items]
Other	98	56
UKRF | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Fair value of scheme assets	£ 20,855	£ 21,928
% of total fair value of scheme assets	100.00%	100.00%
UKRF | Bonds - fixed government | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Debt instruments	£ 1,725	£ 1,306
% of total fair value of scheme assets	8.30%	6.00%
UKRF | Bonds - index-linked government | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Debt instruments	£ 7,751	£ 8,214
% of total fair value of scheme assets	37.20%	37.50%
UKRF | Bonds - corporate and other | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Debt instruments	£ 6,200	£ 6,112
% of total fair value of scheme assets	29.70%	27.90%
UKRF | Equities | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equities	£ 0	£ 0
% of total fair value of scheme assets	0.00%	0.00%
UKRF | Private equities | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equities	£ 1,859	£ 2,134
% of total fair value of scheme assets	8.90%	9.70%
UKRF | Property | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Property	£ 1,392	£ 1,238
% of total fair value of scheme assets	6.70%	5.60%
UKRF | Infrastructure | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Infrastructure	£ 413	£ 1,388
% of total fair value of scheme assets	2.00%	6.30%
UKRF | Hedge funds | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Hedge funds	£ 1,635	£ 1,390
% of total fair value of scheme assets	7.80%	6.30%
UKRF | Derivative financial instruments | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Derivatives	£ (1,478)	£ (1,806)
% of total fair value of scheme assets	(7.10%)	(8.20%)
UKRF | Longevity reinsurance contracts | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Longevity reinsurance contracts	£ (103)	£ (117)
% of total fair value of scheme assets	(0.50%)	(0.50%)
UKRF | Cash and liquid assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	£ 1,458	£ 2,065
% of total fair value of scheme assets	7.00%	9.40%
UKRF | Mixed investment funds | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Mixed investment funds	£ 0	£ 0
% of total fair value of scheme assets	0.00%	0.00%
UKRF | Other | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Other	£ 3	£ 4
% of total fair value of scheme assets	0.00%	0.00%
UKRF | Quoted | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Fair value of scheme assets	£ 13,231	£ 14,444
UKRF | Quoted | Bonds - fixed government | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Debt instruments	1,721	1,306
UKRF | Quoted | Bonds - index-linked government | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Debt instruments	7,751	8,214
UKRF | Quoted | Bonds - corporate and other | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Debt instruments	1,471	5,395
UKRF | Quoted | Equities | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equities	0	0
UKRF | Quoted | Private equities | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equities	0	0
UKRF | Quoted | Property | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Property	0	0
UKRF | Quoted | Infrastructure | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Infrastructure	0	0
UKRF | Quoted | Hedge funds | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Hedge funds	0	0
UKRF | Quoted | Derivative financial instruments | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Derivatives	0	(7)
UKRF | Quoted | Longevity reinsurance contracts | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Longevity reinsurance contracts	0	0
UKRF | Quoted | Cash and liquid assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	2,288	(464)
UKRF | Quoted | Mixed investment funds | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Mixed investment funds	0	0
UKRF | Quoted | Other | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Other	0	0
UKRF | Unquoted | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Fair value of scheme assets	7,624	7,484
UKRF | Unquoted | Bonds - fixed government | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Debt instruments	4	0
UKRF | Unquoted | Bonds - index-linked government | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Debt instruments	0	0
UKRF | Unquoted | Bonds - corporate and other | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Debt instruments	4,729	717
UKRF | Unquoted | Equities | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equities	0	0
UKRF | Unquoted | Private equities | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Equities	1,859	2,134
UKRF | Unquoted | Property | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Property	1,392	1,238
UKRF | Unquoted | Infrastructure | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Infrastructure	413	1,388
UKRF | Unquoted | Hedge funds | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Hedge funds	1,635	1,390
UKRF | Unquoted | Derivative financial instruments | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Derivatives	(1,478)	(1,799)
UKRF | Unquoted | Longevity reinsurance contracts | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Longevity reinsurance contracts	(103)	(117)
UKRF | Unquoted | Cash and liquid assets | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Cash and liquid assets	(830)	2,529
UKRF | Unquoted | Mixed investment funds | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Mixed investment funds	0	0
UKRF | Unquoted | Other | UK | Pension defined benefit plans
Disclosure of fair value of plan assets [line items]
Other	£ 3	£ 4